UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	June 30, 2010

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):	[ ] is a
restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
August 11, 2010
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported
are in this report, and all
holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list,
omit this section.]

     Form 13F File Number		Name

     28-
     [Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:
	184

Form 13F Information Table Value Total:
	14,808,840 (in Canadian $)
      (thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form
13F file number(s) of all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list,
state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : June 30,
2010 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN
6 COLUMN 7 COLUMN 8 VALUE SHRS OR SH/PUT/INVESTMENTOTHER
VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASSCUSIP (x$1000)
PRN AMT PRNCALLDISCRETIONMANAGERS SOLE SHAREDNONE
AGRIUM INC COMMON 008916108 277,010 5,327,120SH SOLE 5,327,120
AIR LIQUIDE ADR (0.2 ORD) 009126202 31,365 1,459,646SH SOLE
1,459,646 AKZO NOBEL V SP ADR (1 ORD)010199305 2,733 49,785SH SOLE
49,785 ALSTOM SPON ADR 144A 021244207 4,005 839,200SH SOLE 839,200
AMGEN INC COMMON 031162100 48,535 870,000SH SOLE 870,000
APACHE CORP COMMON 037411105 75,728 848,100SH SOLE 848,100
APPLE INC COMMON 037833100 103,182 386,780SH SOLE 386,780
APPLIED MATERIALS COMMON 038222105 68,985 5,411,250SH SOLE 5,411,250 AVERY DENNISON CORPCOMMON 053611109 38,916
1,142,000SH SOLE 1,142,000 BG PLC ADR (5 ORDS) 055434203 51,854
654,500SH SOLE 654,500 BP PLC ADR (6 ORDS) 055622104 10,451
341,200SH SOLE 341,200 BANK OF AMERICA CORCOMMON 060505104
150,137 9,851,000SH SOLE 9,851,000 BANK OF MONTREAL COMMON 063671101 79,869 1,383,250SH SOLE 1,383,250 BANK OF NOVA
SCOTIACOMMON 064149107 410,115 8,361,157SH SOLE 8,361,157
BARRICK GOLD CORP COMMON CAD 067901108 199,971 4,138,474SH
SOLE 4,138,474 BAYER A G SP ADR (1 ORD)072730302 2,249 38,000SH
SOLE 38,000 BAYERISCHE MOTOREN SPON ADR 144A 072743206 5,827 340,200SH SOLE 340,200 BECTON DICKINSON COMMON 075887109
79,162 1,103,800SH SOLE 1,103,800 BOEING CO COMMON 097023105
43,958 660,500SH SOLE 660,500 BROOKFIELD ASSET MGCLASS A LTD VT 112585104 207,130 8,605,300SH SOLE 8,605,300 CAE INC COMMON
124765108 47,716 5,169,700SH SOLE 5,169,700 CCL INDUSTRIES INC
CLASS B NON VT 124900309 45,990 1,613,700SH SOLE 1,613,700 CVS
CAREMARK CORP COMMON 126650100 49,886 1,604,229SH SOLE
1,604,229 CDN IMP BANK COMMERCOMMON 136069101 4,700 71,056SH
SOLE 71,056 CDN NATL RAILWAY COMMON 136375102 335,113
5,492,756SH SOLE 5,492,756 CDN NATURAL RES COMMON 136385101
400,76811,343,570SH SOLE 11,343,570 CDN TIRE CORP CLASS A NON VT 136681202 51,646 971,700SH SOLE 971,700 CANON INC ADR (1 ORD)
138006309 35,364 893,695SH SOLE 893,695 CAPITALAND LTD ADR (2 ORD
SHR 140547100 4,928 920,100SH SOLE 920,100 CHEVRON CORP COMMON
166764100 547 7,600SH SOLE 7,600 CHICAGO BRIDGE & IRN Y REGISTRY
S 167250109 539 27,000SH SOLE 27,000 CLAUDE RESOURCES INCOMMON 182873109 999 876,500SH SOLE 876,500 COACH INC COMMON 189754104
87,008 2,244,500SH SOLE 2,244,500 COCA-COLA CO COMMON 191216100
1,600 30,100SH SOLE 30,100 COLGATE PALMOLIVE CCOMMON
194162103 71,531 856,320SH SOLE 856,320 CORNING
INCORPORATECOMMON 219350105 67,196 3,923,000SH SOLE 3,923,000
CREDIT SUISSE GRP SP ADR(0.25 OR 225401108 17,253 434,600SH SOLE 434,600 DEUTSCHE BOERSE SPON ADR 144A 251542106 5,530 857,600SH
SOLE 857,600 E.ON AG ADR(0.3333 ORD 268780103 2,712 95,400SH SOLE
95,400 EAST JAPAN RAILWAY SPONS ADR 144A 273202101 3,107
264,400SH SOLE 264,400 EBAY INC COMMON 278642103 62,743
3,016,745SH SOLE 3,016,745 ELECTRONIC ARTS COMMON 285512109
61,034 3,996,280SH SOLE 3,996,280 EMERSON ELEC CO COMMON
291011104 436 9,400SH SOLE 9,400 ENCANA CORPORATION COMMON 292505104 341,31610,586,738SH SOLE 10,586,738 ERICSSON(LM) TEL
ADR(10 SER B S 294821608 7,425 635,300SH SOLE 635,300 FANUC LTD
JAPAN SPON ADR 144A 307305102 7,321 121,000SH SOLE 121,000 FIRST
QUANTUM MNRL COMMON 335934105 79,227 1,479,500SH SOLE
1,479,500 FRANKLIN RES INC COMMON 354613101 489 5,350SH SOLE
5,350 GENERAL ELECTRIC COCOMMON 369604103 94,506 6,179,335SH
SOLE 6,179,335 GILDAN ACTIVEWEAR COMMON 375916103 229,274 7,497,500SH SOLE 7,497,500 GOLDCORP INC COMMON 380956409 210,211
4,510,002SH SOLE 4,510,002 HSBC HLDGS PLC SP ADR(5 ORD) 404280406
69,700 1,441,480SH SOLE 1,441,480 HEWLETT PACKARD CO COMMON 428236103 133,627 2,911,090SH SOLE 2,911,090 HONEYWELL INTL INC
COMMON 438516106 95,025 2,295,550SH SOLE 2,295,550 HOYA CORP
ADR(1 ORD SHR) 443251103 1,388 61,100SH SOLE 61,100 IAMGOLD CORP
COMMON 450913108 56,376 3,003,500SH SOLE 3,003,500 IMPERIAL OIL
LTD COMMON 453038408 207 5,350SH SOLE 5,350 INDUSTRIA DE
DISENOADR EACH REP 1 455793109 3,738 309,400SH SOLE 309,400
INFOSYS TECHN LTD ADR(1 ORD SHR) 456788108 4,092 64,400SH SOLE 64,400 INTEL CORP COMMON 458140100 1,894 91,800SH SOLE 91,800
INTL BUSINESS MCHN COMMON 459200101 2,196 16,770SH SOLE 16,770 INTERNATIONAL PAPERCOMMON 460146103 768 32,000SH SOLE 32,000 JOHNSON & JOHNSON COMMON 478160104 86,173 1,375,714SH SOLE 1,375,714 JOHNSON MATTHEY PLCSP ADR 479142309 7,647 160,500SH
SOLE 160,500 KOHLS CORP COMMON 500255104 42,640 846,400SH SOLE
846,400 KROGER CO COMMON 501044101 794 38,000SH SOLE 38,000 L
OREAL CO ADR (0.2 ORD) 502117203 20,555 994,900SH SOLE 994,900
ESTEE LAUDER CO CLASS A 518439104 40,796 690,200SH SOLE 690,200
LENOVO GROUP LTD ADR (20 ORD) 526250105 969 85,000SH SOLE 85,000
MAGNA INTL INC CLASS A SUB VT 559222401 381,404 5,438,533SH SOLE 5,438,533 MICROSOFT CORP COMMON 594918104 178,770 7,325,315SH
SOLE 7,325,315 MITSUBISHI UFJ FINLADR( 1 ORD SHR 606822104 4,153 858,670SH SOLE 858,670 NASDAQ OMX GROUP COMMON 631103108
42,742 2,266,600SH SOLE 2,266,600 NESTLE S A ADS (1 ORD SHR
641069406 53,992 1,055,287SH SOLE 1,055,287 NINTENDO LTD ADR (0.125
ORD 654445303 5,103 129,100SH SOLE 129,100 NIPPON TELEG & TEL NEW
ADR(0.50 O 654624105 3,969 184,000SH SOLE 184,000 NORTHEAST UTILS
COMMON 664397106 67,744 2,506,800SH SOLE 2,506,800 OPEN TEXT
CORP COMMON 683715106 230,120 5,753,000SH SOLE 5,753,000 PEPSICO
INC COMMON 713448108 159,063 2,460,610SH SOLE 2,460,610 PT
TELEKOMUNIKAS INADR(40 SER B S 715684106 43,543 1,199,400SH SOLE 1,199,400 PFIZER INC COMMON 717081103 155,74910,298,062SH SOLE
10,298,062 PHILIP MORRIS INTL COMMON 718172109 1,020 20,980SH
SOLE 20,980 PROCTER & GAMBLE COCOMMON 742718109 1,784
28,045SH SOLE 28,045 PRUDENTIAL FINL COMMON 744320102 319
5,600SH SOLE 5,600 QUALCOMM INC COMMON 747525103 63,532
1,824,050SH SOLE 1,824,050 REED ELSEVIER N V SPONS ADR 144A 758204200 41,694 1,786,087SH SOLE 1,786,087 RESEARCH IN MOTION
COMMON 760975102 559,09110,683,948SH SOLE 10,683,948 REXAM PLC
SP ADR NEW2001 761655406 287 12,000SH SOLE 12,000 ROCHE HLDG
LTD NEW ADR( 4 ORD 771195104 58,695 1,613,440SH SOLE 1,613,440
ROGERS COMMUNICATIOCLASS B NON VT 775109200 157,040
4,515,247SH SOLE 4,515,247 ROYAL BANK CDA COMMON 780087102
697,82413,763,788SH SOLE 13,763,788 ROYAL DUTCH SHELL ADR(2 ORD
CL A 780259206 213 4,000SH SOLE 4,000 SAP AG SPNS ADR(1 ORD 803054204 33,533 713,700SH SOLE 713,700 SCHLUMBERGER LTD
COMMON 806857108 83,499 1,422,630SH SOLE 1,422,630 SIEMENS A G SP
ADR 826197501 31,528 332,030SH SOLE 332,030 SPECTRA ENERGY
CORPCOMMON 847560109 63,778 2,996,190SH SOLE 2,996,190 SUN LIFE
FNCL INC COMMON 866796105 368 13,161SH SOLE 13,161 SUNCOR
ENERGY INC COMMON 867224107 764,18024,391,325SH SOLE 24,391,325
SYSCO CORP COMMON 871829107 44,978 1,484,350SH SOLE 1,484,350
TAIWAN SEMICONDUCTOSP ADR(5 ORD) 874039100 31,883 3,080,008SH
SOLE 3,080,008 TESCO PLC SPONS ADR 3 OR 881575302 1,268 70,600SH
SOLE 70,600 TEVA PHARMACEUTICALADR (1 ORD) 881624209 2,796
50,700SH SOLE 50,700 THOMPSON CREEK MTLSCOMMON 884768102
2,541 275,000SH SOLE 275,000 THOMSON REUTERS CORCOMMON
884903105 317,157 8,324,331SH SOLE 8,324,331 TIME WARNER INC COM
NEW 887317303 828 27,000SH SOLE 27,000 TOMKINS PLC SP ADR (4 ORD) 890030208 2,583 182,700SH SOLE 182,700 TORAY INDS ADR(REP10SHS O
890880206 9,629 187,700SH SOLE 187,700 TORONTO DOMINION
BKCOMMON 891160509 724,25010,499,426SH SOLE 10,499,426 UNILEVER
N.V NY SHARES(1 OR 904784709 551 19,000SH SOLE 19,000 UNITED
TECHNOLOGIESCOMMON 913017109 117,638 1,708,770SH SOLE 1,708,770
UPM KYMMENE CORP SP ADR 915436109 449 32,100SH SOLE 32,100
VOLVO AKTIEBOLAGET ADR (1 ORD) 928856400 10,735 921,000SH SOLE 921,000 WAL MART STORES INCCOMMON 931142103 122,050
2,393,940SH SOLE 2,393,940 WELLS FARGO & CO COMMON 949746101
55,348 2,038,506SH SOLE 2,038,506 YAHOO INC COMMON 984332106 480
32,700SH SOLE 32,700 YUM BRANDS INC COMMON 988498101 73,674
1,779,320SH SOLE 1,779,320 TALISMAN ENERGY INCCOMMON 8.74E+107 421,51926,181,313SH SOLE 26,181,313 VALE S.A ADR(1 ORD SHR)
9.19E+109 42,189 1,633,600SH SOLE 1,633,600 AT&T INC COMMON
00206R102 131,288 5,117,242SH SOLE 5,117,242 ALTRIA GROUP INC
COMMON 02209S103 298 14,000SH SOLE 14,000 BCE INC COMMON
05534B760 92,946 2,992,476SH SOLE 2,992,476 BNP PARIBAS SP ADR(0.50
SH05565A202 8,522 292,300SH SOLE 292,300 BANCO SANTANDER SA ADR
(1 ORD) 05964H105 15,213 1,366,109SH SOLE 1,366,109 BARRICK GOLD
CORP COMMON USD 067901108C 9,681 201,000SH SOLE 201,000 CML
HEALTHCARE IN FTRUST UNIT 12582P105 197 19,800SH SOLE 19,800
CAMECO CORP COMMON 13321L108 351,96315,546,080SH SOLE
15,546,080 CDN PACIFIC RAILWAYCOMMON 13645T100 902 15,800SH
SOLE 15,800 CENOVUS ENERGY COMMON 15135U109
345,21412,599,038SH SOLE 12,599,038 CENOVUS ENERGY INC COMMON 15135U109C 27,807 1,016,600SH SOLE 1,016,600 CISCO SYSTEMS INC
COMMON 17275R102 91,180 4,034,255SH SOLE 4,034,255 DEVON ENERGY
CORP COMMON 25179M103 1,337 20,700SH SOLE 20,700 DIAGEO P L C SP ADR (4 ORD)25243Q205 43,416 652,460SH SOLE 652,460 DUKE ENERGY
CORP COMMON 26441C105 304 17,900SH SOLE 17,900 EMBRAER-
EMPRESA BRAADR(4 ORD SHRS29081M102 32,487 1,462,100SH SOLE 1,462,100 ENBRIDGE INC COMMON 29250N105 33,865 683,040SH SOLE
683,040 EXELON CORP COMMON 30161N101 72,332 1,796,120SH SOLE
1,796,120 EXPERIAN PLC SPONSORED ADR 30215C101 7,020 746,200SH
SOLE 746,200 EXXON MOBIL CORP COMMON 30231G102 152,295
2,516,095SH SOLE 2,516,095 FRANCE TELECOM SP ADR (1
ORD)35177Q105 26,596 1,448,670SH SOLE 1,448,670 GOLDMAN SACHS
GROUPCOMMON 38141G104 124,552 894,610SH SOLE 894,610 GOOGLE
INC CLASS A 38259P508 102,611 217,435SH SOLE 217,435 CGI GROUP INC
CLASS A SUB VT39945C109 31,749 2,004,353SH SOLE 2,004,353 HENKEL
AG & CO KGAA SPONSORED42550U109 390 9,000SH SOLE 9,000 IESI-BFC
LTD COMMON 44951D108 229 10,800SH SOLE 10,800 IAMGOLD CORP
COMMON 450913108C 1,106 59,000SH SOLE 59,000 IVANHOE MINES
COMMON 46579N103 1,430 103,700SH SOLE 103,700 JPMORGAN CHASE &
COCOMMON 46625H100 143,847 3,704,675SH SOLE 3,704,675 KRAFT
FOODS INC CLASS A 50075N104 1,483 49,943SH SOLE 49,943 MAGNA
INTL INC CLASS A 559222401C 4,967 71,000SH SOLE 71,000 MANULIFE FINCL CORPCOMMON 56501R106 368,26023,835,608SH SOLE 23,835,608
MERCK & CO INC COMMON 58933Y105 208,549 5,622,905SH SOLE
5,622,905 MONSANTO CO COMMON 61166W101 55,036 1,122,700SH SOLE
1,122,700 MOSAIC CO COMMON 61945A107 47,236 1,142,570SH SOLE
1,142,570 NEXEN INC COMMON 65334H102 650 31,020SH SOLE 31,020
NOVARTIS AG ADR (1 ORD CHF66987V109 64,761 1,263,670SH SOLE 1,263,670 POTASH CORP OF SASKCOMMON 73755L107 196,361
2,141,575SH SOLE 2,141,575 POTASH CORP OF SASKCOMMON
73755L107C 2,625 28,700SH SOLE 28,700 PRECISION DRILLING COMMON 74022D308 647 91,711SH SOLE 91,711 PROGRESS ENERGY RESCOMMON 74326Y107 135 10,900SH SOLE 10,900 RESEARCH IN MOTION COMMON 760975102C 38,416 735,300SH SOLE 735,300 SCOTTISH &SOUTH ENEADR
81012K309 2,271 129,600SH SOLE 129,600 STATOIL ASA SP ADR(1 ORD
N85771P102 5,709 281,100SH SOLE 281,100 TMX GROUP INC COMMON
87261X108 68,247 2,455,800SH SOLE 2,455,800 TELUS CORP COMMON
87971M103 102,981 2,563,633SH SOLE 2,563,633 3M COMPANY COMMON
88579Y101 922 11,000SH SOLE 11,000 TIM HORTONS INC COMMON
88706M103 172,177 5,052,154SH SOLE 5,052,154 TIME WARNER CABLE
COMMON NEW 88732J207 1,884 34,100SH SOLE 34,100 TRANSALTA CORP COMMON 89346D107 154,904 7,855,150SH SOLE 7,855,150
TRANSCANADA CORP COMMON 89353D107 106,884 3,001,530SH SOLE 3,001,530 TRANSCANADA CORP COMMON 89353D107C 1,188 33,500SH
SOLE 33,500 ULTRA PETROLEUM COMMON 903914109C 66,814
1,423,650SH SOLE 1,423,650 UNITEDHEALTH GRP INCOMMON 91324P102 85,306 2,832,100SH SOLE 2,832,100 VERIZON COMMUNICATNCOMMON 92343V104 86,560 2,912,696SH SOLE 2,912,696 VIACOM INC CLASS B
92553P201 51,758 1,555,656SH SOLE 1,555,656 VODAFONE GRP PLC
ADR(10 ORDS) 92857W209 45,206 2,062,082SH SOLE 2,062,082 WPP PLC SP
ADR(5 ORDS)92933H101 27,363 551,150SH SOLE 551,150 WAL MART DE
MEXICO SP ADR(10 SHS)93114W107 47,707 2,037,200SH SOLE 2,037,200
WASTE MANAGEMENT INCOMMON 94106L109 2,031 61,200SH SOLE
61,200 FIRST QUANTUM MNRL COMMON EFIRSTQU 5,473 102,200SH
SOLE 102,200 ACE LIMITED COMMON H0023R105 150,455 2,755,600SH
SOLE 2,755,600 TRANSOCEAN LTD COMMON H8817H100 97,062
1,975,301SH SOLE 1,975,301 TYCO INTL LTD COMMON H89128104 745
19,950SH SOLE 19,950 TYCO ELEC LTD COMMON H8912P106 532
19,750SH SOLE 19,750 CHECK POINT SOFTWARORDINARY M22465104
29,594 946,500SH SOLE 946,500


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011